Nature and continuance of operations	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Nature and continuance of operations	Nature and continuance of operations
ElectraMeccanica Vehicles Corp. (the “Company”) was incorporated on February 16, 2015, under the laws of the Province of British Columbia, Canada, and its principal activity is the development and manufacturing of electric vehicles (“EVs”).
The head office and principal address of the Company are located at 6060 Silver Drive, Third Floor, Burnaby, British Columbia, Canada, V5H 0H5. The operational headquarters of the Company are located 8127 E. Ray Road, Mesa, AZ 85212.
These consolidated financial statements have been prepared on the assumption that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. The Company’s continuation is dependent upon its ability to identify and successfully consummate strategic alternatives from which the Company obtains a business model within the broad electrification sector.
The Company has historically designed and manufactured smaller, simpler and purposeful electric vehicles (“EVs”) primarily targeted for the U.S. market through direct marketing and sales to consumers and small businesses. The Company’s initial product was the three-wheel, single-seat, SOLO. However, given the significant challenges experienced by customers in purchasing, financing, insuring and after-sale servicing of a three-wheel autocycle, such as the SOLO, at the end of 2022, the Company made the strategic decision to cease production of the SOLO.
In February 2023, the Company announced the voluntary recall of its SOLO vehicles due to an unidentified technical issue that resulted in loss of propulsion while driving in certain vehicles at certain times. In April 2023, the Company decided to offer to repurchase all 429 previously retailed SOLO vehicles to ensure the safety of our customers, of which the Company has made refund payments for 392 vehicles returned by customers as of December 31, 2023.
On August 14, 2023, the Company and Tevva Motors Limited (“Tevva”) signed an arrangement agreement (“Tevva Arrangement Agreement”) and other ancillary agreements to merge the two companies into a newly created parent company (the “Tevva Arrangement”). The Tevva Arrangement Agreement included customary representations, covenants, and closing conditions. On October 4, 2023, the Company terminated the Tevva Arrangement Agreement as a result of multiple incurable breaches of the Tevva Arrangement Agreement by Tevva, including failures by Tevva to disclose material information about Tevva to the Company.
On January 11, 2024, the Company and Xos, Inc., a publicly traded Nasdaq company incorporated in Delaware (“Xos”), entered into an arrangement agreement (the “Xos Arrangement Agreement”), pursuant to which Xos will acquire all of the issued and outstanding common shares of the Company pursuant to a plan of arrangement (the “Xos Plan of Arrangement”) under the Business Corporations Act (British Columbia) (the “Xos Arrangement”). Xos is a leading manufacturer of medium-duty commercial EVs for parcel delivery, uniform rental, food and beverage, and cash-in-transit fleets across the United States and Canada. See Note 20 for additional information.
Management intends to finance its operations over the next twelve months using existing cash on hand.